Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of income before income tax
	Year ended December 31,
	2015	2016	2017

Domestic	$18,350	$15,334	$19,442
Foreign	2,407	5,323	4,803

	$20,757	$20,657	$24,245

Schedule of taxes on income (tax benefit)

	Year ended December 31,
	2015	2016	2017
Current:
Domestic	$3,466	$2,919	$5,928
Foreign	880	1,863	1,511

	4,346	4,782	7,439
Deferred taxes:
Domestic	(500)	(666)	(1,160)
Foreign	(165)	(167)	52

	(665)	(833)	(1,108)

Taxes on income	$3,681	$3,949	$6,331

Schedule of deferred tax assets and liabilities
	December 31,
	2016	2017

Net operating loss carryforwards	$3,838	$4,355
Allowances, reserves and intangible assets	1,943	1,974

Deferred tax assets before valuation allowance	5,781	6,329
Less - valuation allowance	(2,233)	(3,339)

Deferred tax assets, net	$3,548	$2,990

Schedule of deferred tax liabilities
	December 31,
	2016	2017

Long-term tax assets	$3,548	$2,990
Long-term tax liabilities	(12,494)	(11,331)

Net deferred tax liabilities	$(8,946)	$(8,341)

Schedule of effective income tax rate reconciliation
	Year ended December 31,
	2015	2016	2017

Income before taxes, as reported in the consolidated statements of income	$20,757	$20,657	$24,245

Statutory tax rate	26.5%	25%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$5,501	$5,164	$5,819
Tax adjustment in respect of different tax rates	(923)	(1,214)	268
Deferred taxes on losses for which full valuation allowance was provided in the past	131	(455)	658
Tax-deductible costs, not included in the accounting costs	(733)	(342)	(38)
Tax benefits in respect of prior years, net	(133)	1,262	(488)
Nondeductible expenses	177	(232)	70
Uncertain tax position and other differences	(339)	(234)	42

Income tax	$3,681	$3,949	$6,331

Schedule of unrecognized tax benefits

Gross unrecognized tax benefits at January 1, 2015	$342

Increase in tax positions taken in prior years	469

Decrease in tax positions taken in prior years	(145)

Gross unrecognized tax benefits at December 31, 2015	666

Increase in tax positions taken in prior years	159

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2016	825

Increase in tax positions taken in prior years	300

Decrease in tax positions taken in prior years	-

Gross unrecognized tax benefits at December 31, 2017	$1,125